Equity Investments	12 Months Ended
Dec. 31, 2020
Equity Investments [Abstract]
Equity Investments

11. Equity Investments

Equity method investments

The Group applies the equity method of accounting to account for its equity investments in common stock or in-substance common stock and limited-partnership investments in entities, over which it has significant influence but does not own a majority equity interest or otherwise control.

The Group holds 50% equity interest in Tianbo. Before April 1, 2019, as the Group had significant influence over financial and operating decision-making of Tianbo, it accounted for the 50% equity interest in Tianbo by using the equity method of accounting. In April 2019, the Group obtained control over financial and operation decision-making of Tianbo and could consolidate Tianbo (see Note 5). Therefore, Tianbo has been a subsidiary of the Company’s VIE since April 1, 2019.

The Group used equity method to account for investments in limited partnership unless the Group’s interest is so minor and has virtually no influence over the operating and financial policies of the partnership. In 2020, the Group made new investments in two limited partnerships with total considerations of RMB60.0 million (US$9.2 million), and accounted for the investments under equity method as significant influence could be imposed by the Group. The two limited partnerships mainly engage in private equity investments. The carrying value of investments in the two limited partnerships as of December 31, 2020 were RMB59.8 million (US$9.2 million).

Despite holding 100% ordinary shares of Phoenix FM Limited (“Phoenix FM”), the Company accounts for its investment in Phoenix FM as an equity investment since the Company did not control Phoenix FM due to substantive participating rights that have been provided to IDG-Accel China Growth Fund III L.P. and IDG-Accel China III Investors L.P. (collectively referred to as IDG), who invested in preferred shares of Phoenix FM. The Group had fully written down the whole investment in Phoenix FM in 2015. In April 2020, IDG transferred all of its investment in Phoenix FM to the Company and Phoenix FM became a wholly owned subsidiary of the Company.

The Group holds 31.54% equity interest of Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. (“Fenghuang Jingcai”) and had fully written down the whole investment in Fenghuang Jingcai in 2015. The Group no longer records share of losses in Fenghuang Jingcai, as the carrying value of equity investments in it had been reduced to zero. Meanwhile, the Group has no future obligations to fund Fenghuang Jingcai.

11. Equity Investments (Continued)

Equity method investments (Continued)

The Group summaries the condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X (in thousands):

	For the Years Ended December 31,
	2018	2019*	2020	2020
	RMB	RMB	RMB	US$
Operating data:
Revenues	220,656	37,987	52	8
Gross profit	140,701	25,874	(312)	(48)
Net income/(loss)	1,747	(21,583)	(526)	(81)
Net income/(loss) attributable to the equity method investees	577	(21,442)	(526)	(81)
PNM’s share of net income/(loss)	5,352	(3,968)	(181)	(28)

Note:

* Tianbo has been a subsidiary of the Company’s VIE and no longer an equity method investee since April 1, 2019. The operating data here only included the data of Tianbo from January 1, 2019 to March 31, 2019.

	As of December 31,
	2019*	2020	2020
	RMB	RMB	US$
Balance sheet data:
Current assets	3,251	246,992	37,853
Non-current assets	17	3	1
Current liabilities	59,685	4,357	668

Note:

* Tianbo has been a subsidiary of the Company’s VIE and no longer an equity method investee since April 1, 2019. The balance sheet data here did not include the data of Tianbo as of December 31, 2019.

Other equity investments

The Group holds 4.69% equity interest of Beijing Phoenix Lilita Information Technology Co., Ltd. (“Lilita”). Lilita is principally engaged in P2P lending and reward-based crowd-funding businesses. The Group had fully written down the whole investment in Lilita in 2017.

The Group holds 0.3% equity interest of Lifeix Inc. (“Lifeix”), which had been fully impaired in 2015. Lifeix is the operator of the life station websites L99.com and Lifeix.com.

11. Equity Investments (Continued)

Other equity investments (Continued)

In August 2017, the Group acquired 8% equity interest of Shenzhenshi Kuailai Technology Co., Ltd. (“Kuailai”) with a consideration of RMB0.2 million. Kuailai operates Xunhutai, a life-style information application in China. The Group had fully written down the whole investment in Kuailai and recognized an impairment loss of RMB0.2 million (US$0.03 million) in 2020.

In November 2018, the Group acquired 10% equity interest of Yitong Technology (Hangzhou) Limited (“Yitong Technology”) by investing in newly issued shares of Yitong Technology with a total consideration of RMB13.0 million, of which RMB6.5 million and RMB6.5 million was paid in December 2018 and February 2019, respectively. Yitong Technology mainly engages in big data application development and operation in China. As the Group’s equity investment in Yitong Technology has preferred liquidation rights, it is not considered as in-substance common stock, and should be measured at fair value, with changes in the fair value recognized through net income/(loss). As the investments in Yitong Technology lack readily determinable fair values, the Group elects to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. As of December 31, 2019 and 2020, the carrying value of equity investment in Yitong Technology was RMB13.0 million and RMB13.0 million (US$2.0 million), respectively.

In December 2020, the Group acquired 3.78% equity interest in Guangzhou Kesheng Jiada Network Partnership (“Kesheng Jiada”), representing 1.0% indirect equity interests in 4K Garden Network Technology (Guangzhou) Co., Ltd. (“4K Garden”) with a consideration of RMB10.0 million (US$1.5 million). 4K Garden focuses on developing 4K ultra HD content ecosystem and related technology and 5G+ ultra HD application technology platform and Kesheng Jiada is a special purpose vehicle that holds equity interests in 4K Garden. As the investments in Kesheng Jiada lack readily determinable fair values, the Group elects to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes in orderly transactions for the identical or a similar investment of the same issuer. As of December 31, 2020, the carrying value of the equity investment was RMB10.0 million (US$1.5 million).

In December 2020, the Group entered into an investment agreement with a private equity fund to invest a total of RMB30.0 million in it. As of December 31, 2020, the Group had invested RMB12.0 million (US$1.8 million) in the private equity fund and the carrying value of equity investment in the private equity fund was RMB12.0 million (US$1.8 million). The Group accounts for the investment using NAV as a practical expedient under ASC 820.